SCHEDULE OF RELATED PARTIES (Details)			6 Months Ended			12 Months Ended
		Apr. 03, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
North Water Investment Group Holdings Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan to shares holders								$ 322,784		$ 15,531
Amount due to a director						$ 1,265				9,783
Advance to shareholder						$ 387,923	$ 3,000,000
Mango Financial Group Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan to shares holders									$ 39,845	15,531
Amount due to a director			$ 2,530						19,783	9,783
Advance to shareholder					$ 3,000,000
Mr. Cheung [Member] | North Water Investment Group Holdings Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party relationship						Shareholder and director of the Company	Shareholder and director of the Company
Reinstatement costs	[1]						$ 63,000
Handling fee income							$ 53
Loan to shares holders	[2]
Amount due to a director	[3]									9,783
Payables to customers	[4]									$ 98,605
Advance to shareholder		$ 3,000,000
Mr. Cheung [Member] | Mango Financial Group Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party relationship			Shareholder and director of the Company	Shareholder and director of the Company
Handling fee income	[5]				3
Loan to shares holders	[5]
Amount due to a director	[6]				9,783				19,783
Payables to customers	[7]				$ 98,605				$ 40,008,605
Advance to shareholder		$ 3,000,000

[1]	The tenancy agreement between the Group and its director, which was rent-free during the years ended December 31, 2023 and 2024, was terminated during the year, and the related rental deposit paid was applied to reinstate the leased property as contractually required.
[2]	On 3 April 2024, a loan of HK$3,000,000 was advanced to Mr. Cheung. The loan was unsecured, interest-free, and was fully repaid on 21 May 2024.
[3]	The amount was unsecured, interest-free and repayable on demand.
[4]	The amount was repayable on demand except where certain balance represents trades pending settlement or margin deposits and cash collateral received for trading activities under the normal course of business.
[5]	On 3 April 2024, a loan of HK$3,000,000 was advanced to Mr. Cheung. The loan was unsecured, interest-free, and was fully repaid on 21 May 2024.
[6]	The amount was unsecured, interest-free and repayable on demand.
[7]	The amount was repayable on demand except where certain balance represents trades pending settlement or margin deposits and cash collateral received for trading activities under the normal course of business.